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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Donna Gindrup     Galveston, Texas       July 26, 2006


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $128,636 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name



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Kempner Capital Management, Ltd.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
30-Jun-06


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value     Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)    Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------    -------  ---   ----  -------    --------   ----    ------    ----

AT&T Inc.                      COM     00206R102      2367       84860 SH              Sole                  84860
Alcoa Inc                      COM     013817101      2805       86690 SH              Sole                  86690
Allstate Corp.                 COM     020002101      2108       38520 SH              Sole                  38520
Alltel Corp.                   COM     020039103     25902      405798 SH              Sole                 405798
American Intl Group            COM     026874107      2014       34112 SH              Sole                  34112
Applebees Intl Inc             COM     037899101       437       22750 SH              Sole                  22750
Bank of America Corp.          COM     060505104      4957      103065 SH              Sole                 103065
BellSouth Corp                 COM     079860102      3717      102690 SH              Sole                 102690
Borders Group Inc              COM     099709107      1205       65300 SH              Sole                  65300
Cendant Corporation            COM     151313103      1124       69000 SH              Sole                  69000
Cullen Frost Bankers           COM     229899109      5240       91456 SH              Sole                  91456
DiamondrockHspCoREIT           COM     252784301       427       28860 SH              Sole                  28860
Dow Chemical Co                COM     260543103      2026       51905 SH              Sole                  51905
DryShips Inc.                  COM     Y2109Q101       108       10000 SH              Sole                  10000
Ener Conv Devices Inc          COM     292659109       793       21766 SH              Sole                  21766
Enzo Biochem Inc.              COM     294100102       790       52401 SH              Sole                  52401
Exxon Mobil Corp.              COM     30231G102       290        4725 SH              Sole                   4725
Family Dollar Stores Inc       COM     307000109       365       14945 SH              Sole                  14945
Fannie Mae                     COM     313586109      4694       97587 SH              Sole                  97587
Flagstar Bancorp Inc.          COM     337930101       612       38340 SH              Sole                  38340
Freddie Mac                    COM     313400301      2698       47320 SH              Sole                  47320
Gannett Company Inc            COM     364730101      2407       43030 SH              Sole                  43030
Gap Inc. (The)                 COM     364760108      1939      111440 SH              Sole                 111440
General Mills Inc              COM     370334104      1644       31820 SH              Sole                  31820
Georgia Gulf Corp.             COM     373200203      1534       61300 SH              Sole                  61300
Home Depot Inc                 COM     437076102       945       26410 SH              Sole                  26410
IBM Corporation                COM     459200101       724        9420 SH              Sole                   9420
Johnson & Johnson              COM     478160104      1332       22225 SH              Sole                  22225
Johnson Controls Inc           COM     478366107       708        8615 SH              Sole                   8615
Lincoln National Corp.         COM     534187109      1280       22680 SH              Sole                  22680
Manpower Inc.                  COM     56418H100       483        7475 SH              Sole                   7475
Marsh & McLennan               COM     571748102      4051      150665 SH              Sole                 150665
Morgan Stanley                 COM     617446448      2005       31720 SH              Sole                  31720
NiSource Inc.                  COM     65473P105      2109       96580 SH              Sole                  96580
Noble Energy Inc.              COM     655044105       440        9394 SH              Sole                   9394
Pepco Holdings Inc             COM     713291102       889       37700 SH              Sole                  37700
Pfizer, Inc.                   COM     717081103      4320      184055 SH              Sole                 184055
RadioShack Corporation         COM     750438103      1401      100040 SH              Sole                 100040
Sara Lee Corporation           COM     803111103       919       57340 SH              Sole                  57340
Southern Union Co              COM     844030106      2073       76610 SH              Sole                  76610
Team Inc                       COM     878155100      1264       50450 SH              Sole                  50450
Ventas Inc.REIT                COM     92276F100      1675       49441 SH              Sole                  49441
Verizon Comm. Inc.             COM     92343V104      3251       97065 SH              Sole                  97065
Washington Federal, Inc.       COM     938824109      1835       79138 SH              Sole                  79138
Wyeth                          COM     983024100      2024       45585 SH              Sole                  45585
Zions Bancorp                  COM     989701107       645        8270 SH              Sole                   8270
Barclays Plc ADR                       06738E204      1855       40515 SH              Sole                  40515
Can. Natl. Railway Co.                 136375102       828       18930 SH              Sole                  18930
Canon Inc ADR                          138006309      1859       25375 SH              Sole                  25375
Nissan Motor Co Ltd                    654744408      2503      113890 SH              Sole                 113890
Nokia Corporation                      654902204      4869      240340 SH              Sole                 240340
RenaissanceRe HlgLtd                   G7496G103      2221       45830 SH              Sole                  45830
Royal DSM NV ADR                       780249108      1766      169692 SH              Sole                 169692
Sappi Ltd. ADR                         803069202      2103      168410 SH              Sole                 168410
XL Capital Ltd.                        G98255105      2037       33232 SH              Sole                  33232
Alliance Worldwide Priv. Fd            01879X103       300    17746.92 SH              Sole               17746.92
MrgnStnly AsiaPacific Fd               61744U106       583       37000 SH              Sole                  37000
MrgnStnly India Invstmnt Fd            61745C105      1133       26000 SH              Sole                  26000
REPORT SUMMARY                      58 DATA RECORDS 128636                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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